INVESTMENTS IN AFFILIATES - Carrying Amount (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	$ 571,782	$ 703,225	$ 648,780
Golar Partners
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	271,160	467,097
Golar Power
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	266,151	228,696
OneLNG
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	0	2,047
Avenir
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	28,710	0
Other
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	5,761	5,385
ECGS
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	$ 5,300	$ 5,400